Shareholders' Deficit (Details) - USD ($)					10 Months Ended	12 Months Ended
	Nov. 18, 2024	May 30, 2023	May 24, 2023	Mar. 08, 2023	Dec. 31, 2023	Dec. 31, 2024
Shareholders’ Deficit [Line Items]
Preferred shares authorized					5,000,000	5,000,000
Preferred shares par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred shares issued
Preferred shares issued outstanding
Aggregate number of shares value (in Dollars)					$ 25,000
Founder Shares [Member]
Shareholders’ Deficit [Line Items]
Number of holding shares			6,325,000
Shares subject to forfeiture		6,250,000
Sponsor [Member]
Shareholders’ Deficit [Line Items]
Shares subject to forfeiture		75,000
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares authorized					500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)					$ 0.0001	$ 0.0001
Ordinary shares issued						6,200,000
Ordinary shares outstanding						6,200,000
Subject to possible redemption shares					25,000,000	2,205,349
Aggregate number of shares		1
Converted shares issued	6,200,000
Total number of shares outstanding percentage						20.00%
Voting rights						one
Class A Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares issued						8,405,349
Ordinary shares outstanding						8,405,349
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares authorized					50,000,000	50,000,000
Ordinary shares par value (in Dollars per share)				$ 0.004	$ 0.0001	$ 0.0001
Ordinary shares issued					6,250,000	50,000
Ordinary shares outstanding					6,250,000	50,000
Aggregate number of shares	6,250,000			5,750,000
Aggregate number of shares value (in Dollars)				$ 25,000
Effected on share capitalization			575,000
Voting rights						one
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares issued						50,000
Ordinary shares outstanding						50,000
Over-Allotment Option [Member]
Shareholders’ Deficit [Line Items]
Shares subject to forfeiture			825,000